LOSS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Earnings Per Share [Abstract]
SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE

The calculation of basic and diluted loss per share for the three month periods ended December 31, 2022 and 2021 was based on the net losses attributable to common shareholders. The following table sets forth the computation of basic and diluted loss per share:

	Three months ended December 31, 2022	Three months ended December 31, 2021

Net loss	$(1,309,191)	$(751,188)
Weighted average common shares outstanding	1,932,604	1,130,344

Basic and diluted loss per share	$(0.68)	$(0.66)

	2022	2021

Net loss	$(2,714,616)	$(1,253,242)
Weighted average common shares outstanding	1,543,021	678,958

Basic and diluted loss per share	$(1.76)	$(1.84)